STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,286,674	$ 1,212,630
Total other comprehensive income	5,326	24,806
Equity at end of period	1,304,128	1,227,304
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	40,417	8,631
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	(13,681)	24,479
Amounts reclassified from accumulated other comprehensive loss	12,890	949
Tax reclassified from accumulated other comprehensive loss	(5,591)	(230)
Total other comprehensive income	(6,382)	25,198
Equity at end of period	34,035	33,829
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(36,938)	(59,822)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	0	0
Amounts reclassified from accumulated other comprehensive loss	0	0
Tax reclassified from accumulated other comprehensive loss	0	0
Total other comprehensive income	0	0
Equity at end of period	(36,938)	(59,822)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(107,612)	(74,728)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	9,604	(5,889)
Amounts reclassified from accumulated other comprehensive loss	0	5,445
Tax reclassified from accumulated other comprehensive loss	0	203
Total other comprehensive income	9,604	(241)
Equity at end of period	(98,008)	(74,969)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(104,133)	(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	(4,077)	18,590
Amounts reclassified from accumulated other comprehensive loss	12,890	6,394
Tax reclassified from accumulated other comprehensive loss	(5,591)	(27)
Total other comprehensive income	3,222	24,957
Equity at end of period	$ (100,911)	$ (100,962)